Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 293,636,198.43
Previously Paid Amount	0.00
Total Fee Amount	40,551.16
Total Offset Amount	0.00
Net Fee	$ 40,551.16
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A